NOTE 22 - General and administrative expenses	12 Months Ended
Dec. 31, 2024
Notes
NOTE 22 - General and administrative expenses:

NOTE 22 - General and administrative expenses:

	For the year ended December 31,
	2024	2023
Wage and salaries	1,502	1,815
Share based compensation	189	449
Professional and legal fees	1,229	918
Reassessment of Provision to Agricultural Research Organization	(205)	96
Rent	27	26
Depreciation and amortization	240	(*) 50
Finder fees	-	269
Investor Relation	380	126
Recruitment expenses	14	(*) 7
Office maintenance, communication and Travel	954	609
Others	71	117
	4,401	4,482

(*) Comparative amounts have been reclassified to conform to the current year presentation (Note 2b)